UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: May 1, 2010 – July 31, 2010

Item 1.  Schedule of Investments.

FOUNTAINHEAD SPECIAL VALUE FUND SCHEDULE OF INVESTMENTS JULY 31, 2010 (Unaudited)

Shares	Security Description	Value
Common Stock - 99.8%
Basic Materials - 4.6%
3,500	Potash Corp. of Saskatchewan Inc.	$367,045

Biotechnology - 0.9%
5,000	Myriad Genetics, Inc. (a)	72,550

Consumer Discretionary - 11.2%
34,300	Asbury Automotive Group, Inc. (a)	461,678
53,800	Prestige Brands Holdings, Inc. (a)	442,236
		903,914
Consumer Staples - 9.6%
17,000	Emergent BioSolutions Inc. (a)	315,690
21,900	The Hain Celestial Group, Inc. (a)	461,214
		776,904
Drugs/Pharmaceutical Preparations - 13.9%
8,800	Cephalon, Inc. (a)	499,400
16,100	Forest Laboratories, Inc. (a)	446,775
10,000	Mylan Inc. (a)	174,000
		1,120,175
Energy - 12.7%
8,500	CONSOL Energy Inc.	318,580
46,000	Newpark Resources, Inc. (a)	367,540
8,000	Ultra Petroleum Corp. (a)	338,960
		1,025,080
Financial - 10.6%
49,500	GFI Group Inc.	291,555
7,200	NYSE Euronext	208,584
18,000	The NASDAQ OMX Group, Inc. (a)	350,460
		850,599
Industrials - 2.9%
19,000	Orion Marine Group, Inc. (a)	235,980

Insurance Carriers - 2.7%
10,000	Tower Group, Inc.	215,500

Medical Products - 7.8%
20,000	Hologic, Inc. (a)	282,800
1,000	Varian Medical Systems, Inc. (a)	55,200
18,500	Wright Medical Group, Inc. (a)	288,785
		626,785
Technology - 13.7%
20,667	BancTec, Inc. (a)(b)(c)	124,002
15,000	Broadridge Financial Solutions, Inc.	304,500
11,300	CSG Systems International, Inc. (a)	213,118
4,200	Fiserv, Inc. (a)	210,420
17,000	Medidata Solutions, Inc. (a)	256,360
		1,108,400
Telecommunications - 9.2%
9,000	Expedia, Inc.	204,120
14,400	NII Holdings, Inc. (a)	539,424
		743,544
Total Common Stock (Cost $8,110,295)		8,046,476
Total Investments in Securities - 99.8% (Cost $8,110,295)*		$8,046,476
Other Assets & Liabilities, Net –0.2%		19,960
Net Assets – 100.0%	$8,066,436

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $124,002 or 1.5% of net assets.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $124,002 or 1.5% of net assets.

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation on investments consists of:

Gross Unrealized Appreciation	$806,943
Gross Unrealized Depreciation	(870,762)
Net Unrealized Depreciation	$(63,819)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2010.

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$7,922,474
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	124,002
Total Investments	$8,046,476

The Level 1 and Level 3 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.
Common Stock

Balance as of 10/31/09	$103,335
Accrued Accretion / (Amortization)	-
Realized Gain / (Loss)	-
Change in Unrealized Appreciation / (Depreciation)	20,667
Purchases	-
Sales	-
Transfers In / (Out)	-
Balance as of 07/31/10	$124,002
Net change in unrealized appreciation / (depreciation) from investments held as of 07/31/10	$20,667

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLOCIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

WATERVILLE LARGE CAP VALUE FUND SCHEDULE OF INVESTMENTS JULY 31, 2010 (Unaudited)

AFA
Shares	Security Description	Value
Common Stock - 99.5%
Consumer Discretionary - 19.5%
10,678	Apollo Group, Inc., Class A (a)	$492,576
2,646	AutoZone, Inc. (a)	559,814
13,684	Best Buy Co., Inc.	474,287
27,027	GameStop Corp., Class A (a)	541,891
31,070	Gannett Co., Inc.	409,503
32,663	H&R Block, Inc.	512,156
30,427	Newell Rubbermaid, Inc.	471,619
17,083	The McGraw-Hill Cos., Inc.	524,277
11,334	TJX Cos., Inc.	470,588
14,461	Viacom, Inc., Class B	477,792
		4,934,503
Consumer Staples - 12.2%
7,973	Clorox Co.	517,288
15,980	CVS Caremark Corp.	490,426
13,645	General Mills, Inc.	466,659
6,880	Lorillard, Inc.	524,531
9,752	Reynolds American, Inc.	563,861
8,395	The J.M. Smucker Co.	515,705
		3,078,470
Energy - 4.0%
8,015	Diamond Offshore Drilling, Inc.	476,812
13,487	National Oilwell Varco, Inc.	528,151
		1,004,963
Financial - 10.2%
13,078	AON Corp.	492,648
1,675	CME Group, Inc.	466,990
50,000	Janus Capital Group, Inc.	524,000
24,276	Moody's Corp.	571,700
26,929	The NASDAQ OMX Group, Inc. (a)	524,308
		2,579,646
Healthcare - 19.4%
15,883	AmerisourceBergen Corp.	476,013
20,202	Bristol-Myers Squibb Co.	503,434
14,404	Cardinal Health, Inc.	464,817
25,182	Coventry Health Care, Inc. (a)	499,359
15,016	Eli Lilly & Co.	534,569
10,396	Humana, Inc. (a)	488,820
6,464	Laboratory Corp. of America Holdings (a)	471,743
7,390	McKesson Corp.	464,240
9,782	Quest Diagnostics, Inc.	459,656
10,383	WellPoint, Inc. (a)	526,626
		4,889,277
Industrials - 13.4%
10,938	Fluor Corp.	528,196
7,671	General Dynamics Corp.	469,849
12,172	Jacobs Engineering Group, Inc. (a)	445,130
6,341	L-3 Communications Holdings, Inc.	463,147
6,472	Lockheed Martin Corp.	486,371
22,232	Pitney Bowes, Inc.	542,683
9,694	Raytheon Co.	448,541
		3,383,917
Information Technology - 15.8%
25,503	CA, Inc.	498,839
36,749	Dell, Inc. (a)	486,557
10,601	Harris Corp.	472,062
3,946	IBM Corp.	506,666
2,430	Mastercard, Inc., Class A	510,397
19,586	Microsoft Corp.	505,515
34,690	Total System Services, Inc.	517,228
6,829	Visa, Inc., Class A	500,907
		3,998,171
Materials - 5.0%
7,885	CF Industries Holdings, Inc.	640,183
8,505	Freeport-McMoRan Copper & Gold, Inc.	608,448
		1,248,631
Total Common Stock (Cost $26,740,618)	25,117,578

Investment Companies - 0.4%
1,000	SPDR S&P 500 ETF Trust	110,270

Total Investment Companies (Cost $110,175)	110,270
Total Investments in Securities - 99.9% (Cost $26,850,793)*	$25,227,848
Other Assets & Liabilities, Net – 0.1%	20,828
Net Assets – 100.0%	$25,248,676

ETF	Exchange Traded Fund
(a)	Non-income producing security.

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation on investments consists of:

Gross Unrealized Appreciation	$422,400
Gross Unrealized Depreciation	(2,045,345)
Net Unrealized Depreciation	$(1,622,945)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2010.

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$25,227,848
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total Investments	$25,227,848

The Level 1 inputs displayed in this table are Common Stock and Investment Companies. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLOCIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer
Date:	September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer
Date:	September 2, 2010

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date:	September 2, 2010